Goodwill and intangible assets, net - Narrative (Details) - EUR (€)		3 Months Ended		12 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill and intangible assets impairment loss		€ 100,400,000	€ 84,200,000	€ 184,642,000	€ 0	€ 207,618,000
Impairment of goodwill				104,642,000	0
Impairment of indefinite-lived intangible assets				€ 80,000,000	0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Goodwill and intangible assets impairment loss
Accumulated impairment losses of goodwill				€ 312,300,000	207,600,000
Amortization of intangible assets	[1]			136,000	€ 136,000	€ 373,000
2023				100,000
2024				100,000
2025				€ 100,000
Developed Europe
Goodwill [Line Items]
Impairment of goodwill		47,600,000	57,000,000
Impairment of indefinite-lived intangible assets		€ 52,800,000	€ 27,200,000

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€8	€98	€188
Amortization of internal use software and website development costs included in technology and content	4,019	4,566	3,926
Amortization of internal use software costs included in general and administrative	104	313	491
Amortization of acquired technology included in amortization of intangible assets	136	136	84